Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Note 14 - Property, plant and equipment
As of December 31, 2022 and 2021, PPE are recognized in the Consolidated Statement of Financial Position with carrying amounts of $258,048 and $208,193, respectively. Of these amounts, $70,675 and $34,954 is related to ROU assets for leased buildings and land, and $24,648 and $34,652 is related to ROU assets for leased machinery and equipment, respectively. Refer to Note 10 - Leases for more details on the Groups ROU assets and operating leases.
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition cost
Balance as of January 1, 2021	48,820	131,479	1,878	182,177
Additions	2,106	6,315	33,622	42,043
Reclassifications	—	7,977	(7,977)	—
Effect of foreign currency exchange rate differences	1,304	2,206	143	3,653

Balance as of December 31, 2021	52,230	147,977	27,666	227,873
Additions[1]	2,789	6,254	58,171	67,214
Divestments and disposals	(604)	(919)	—	(1,523)
Reclassifications[2]	(1,976)	44,447	33	42,504
Reclassified to Assets held for sale	(44,342)	(20,041)	—	(64,383)
Effect of foreign currency exchange rate differences	(4,027)	(10,217)	(1,976)	(16,220)
Balance as of December 31, 2022	4,070	167,501	83,894	255,465
Depreciation and impairment				—
Balance as of January 1, 2021	(2,376)	(50,007)	—	(52,383)
Depreciation expense	(2,266)	(33,910)	—	(36,176)
Effect of foreign currency exchange rate differences	(70)	(657)	—	(727)
Balance as of December 31, 2021	(4,712)	(84,574)	—	(89,286)
Depreciation expense	(3,101)	(18,264)	—	(21,365)
Divestments and disposal	47	447	—	494
Reclassification	195	(195)	—	—
Reclassification to Assets held for Sale	5,623	5,385	—	11,008
Effect of foreign currency exchange rate differences	938	5,471	—	6,409
Balance as of December 31, 2022	(1,010)	(91,730)	—	(92,740)

Carrying amount at December 31, 2021	47,518	63,403	27,666	138,587
Carrying amount at December 31, 2022	3,060	75,771	83,894	162,725
1 - Of $67,214 in additions for the year ended December 31, 2022, $30,881 has been settled in cash. These $30,881 are included in the $32,269 in the cash-flow from investing activities related to additions to property, plant and equipment, and the remaining $1,388 relates to increases in Trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2022. Of $42,043 in additions for the year ended December 31, 2021, $17,341 has been settled in cash. These $17,341 are included in the $24,701 cash-flow from investing activities related to additions to property, plant and equipment, while $7,360 is settled in cash in 2021, but added as investments through Trade payables in prior years.
2 - $42,504 is a reclassification from Inventory to Property, plant and equipment for vehicles that are in the process of being repurposed permanently for leasing business with customers and will not be sold